Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	May 06, 2024	Dec. 31, 2025	Sep. 18, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Cash		$ 2,469	$ 100,000,000	$ 2,412,564
Cash and cash equivalents		0		0
Unrecognized tax benefits		0		0
Amounts accrued for interest and penalties		0		0
Transaction costs of stock	$ 14,560,986	14,560,986
Upfront discount on underwriters	5,750,000	5,750,000
Deferred underwriting fees	10,062,500	10,062,500
Other offering cost	557,236	557,236
Reimbursement of underwriters fee	$ 1,808,750	1,808,750
US Treasury Securities [Member]
Accounting Policies [Line Items]
Trading securities debt amortized cost		307,617,399		296,122,647
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Accounting Policies [Line Items]
Cash and cash equivalents		307,660,577		296,133,481
Debt Securities, Held-to-Maturity, Fair Value		307,660,577		296,133,481
Money Market Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Accounting Policies [Line Items]
Cash and cash equivalents		235		2,216
Debt Securities, Held-to-Maturity, Fair Value		$ 235		$ 2,216